Average Annual Total Returns - BRUCE FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 24, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.56%	4.48%	5.83%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.22%	2.51%	4.29%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.40%	3.32%	4.39%
S&P 500 Stock Index (reflects no deduction for fees)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%